EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2019
Net income per share:
Schedule of Earnings (loss) per share

The following table sets forth the computation of basic and diluted net earnings per share:

1.	Numerator:
	Six months ended June 30,
	2019	2018
Numerator for basic and diluted earnings per share -
Net income available to holders of Ordinary shares:	$6,229	$4,462

2.	Denominator (number of shares in thousands):

	six months ended June 30,
	2019	2018
Denominator for basic net loss per share -
Weighted average number of shares	55,262	54,812
Add-employee stock options	753	803

Denominator for diluted net earnings per share - adjusted weighted average shares assuming exercise of options	56,015	55,615